Liquidity and Management's Plans (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Liquidity And Managements Plans
Accumulated deficit	$ 15,989,431	$ 14,954,750		$ 13,378,439
Cash	183,703	689,946	$ 159,553	$ 1,117,118	$ 184,081
Alternative net capital requirement, per month	77,000	96,000
Proceeds from issuance of convertible notes	$ 606,672	$ 1,215,709